CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Revenues:
Leased and owned hotels	$ 750,743	¥ 5,212,405	¥ 4,986,872	¥ 4,522,431
Manachised and franchised hotels	203,249	1,411,156	1,123,979	742,797
Others	4,496	31,219
Total revenues	958,488	6,654,780	6,110,851	5,265,228
Less: Business tax and related taxes	16,729	116,149	336,227	300,500
Net revenues	941,759	6,538,631	5,774,624	4,964,728
Operating costs and expenses:
Hotel operating costs	710,381	4,932,173	4,512,147	3,878,027
Other operating costs	1,095	7,606
Selling and marketing expenses	21,104	146,525	179,568	187,435
General and administrative expenses	70,883	492,141	403,008	342,128
Pre-opening expenses	10,348	71,847	110,011	186,325
Total operating costs and expenses	813,811	5,650,292	5,204,734	4,593,915
Other operating income (expenses), net	(2,512)	(17,440)	31,264	18,551
Income from operations	125,436	870,899	601,154	389,364
Interest income	9,703	67,366	26,712	23,162
Interest expense	1,592	11,056	3,854	1,533
Other income, net	19,265	133,755	6,979	2,884
Foreign exchange gain (loss)	2,373	16,481	7,814	(246)
Income before income taxes	155,185	1,077,445	638,805	413,631
Income tax expense	41,354	287,120	196,529	113,105
Loss (income) from equity method investments	886	6,157	(2,896)	1,865
Net income	114,717	796,482	439,380	302,391
Less: net income (loss) attributable to noncontrolling interest	(1,171)	(8,133)	2,780	(4,957)
Net income attributable to China Lodging Group, Limited	115,888	804,615	436,600	307,348
Other comprehensive income
Unrealized securities holding gains, net of tax of 9,485, 7,151 and (1,810) for 2014, 2015 and 2016	2,369	16,449	68,069	28,458
Reclassification adjustment of unrealized securities holding gains, net of tax, for gain included in net income	(9,783)	(67,921)
Foreign currency translation adjustments, net of tax of nil for 2014, 2015 and 2016	(1,819)	(12,627)	3,535	(1,082)
Comprehensive income	105,484	732,383	510,984	329,767
Comprehensive income (loss) attributable to the noncontrolling interest	(1,171)	(8,133)	2,780	(4,957)
Comprehensive income attributable to China Lodging Group, Limited	$ 106,655	¥ 740,516	¥ 508,204	¥ 334,724
Earnings per share:
Basic (in RMB and dollars per share) | (per share)	$ 0.42	¥ 2.92	¥ 1.74	¥ 1.23
Diluted (in RMB and dollars per share) | (per share)	$ 0.41	¥ 2.84	¥ 1.70	¥ 1.21
Weighted average number of shares used in computation:
Basic (in shares)	275,139,070	275,139,070	250,533,204	248,957,645
Diluted (in shares)	282,889,494	282,889,494	256,104,167	253,004,204